Income Taxes - Schedule of Components of the Benefit from Income Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Deferred:
Federal deferred expense (benefit)	$ (1,889)	$ 3,684
State deferred expense (benefit)	(794)	(1,099)
Foreign deferred expense	67
Deferred tax asset valuation allowance	2,616	(2,585)
Total benefit from income taxes